Quarterly Holdings Report
for
Fidelity® Fundamental Global ex-U.S. ETF
July 31, 2026
FGU-NPRT3-0926
1.9916393.101
Common Stocks - 99.3%
	Shares	Value ($)
ARGENTINA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
YPF SA Class D ADR (b)	1,803	94,730
AUSTRALIA - 1.0%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Aristocrat Leisure Ltd	5,186	233,872
Materials - 0.6%
Metals & Mining - 0.6%
Anglogold Ashanti Plc (South Africa)	626	47,422
IperionX Ltd (b)	10,578	22,702
Rio Tinto PLC	2,283	220,738
TOTAL MATERIALS		290,862
TOTAL AUSTRALIA		524,734
AUSTRIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Erste Group Bank AG	602	78,305
BELGIUM - 1.2%
Financials - 0.8%
Banks - 0.8%
KBC Group NV	2,789	400,891
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	920	236,474
TOTAL BELGIUM		637,365
BRAZIL - 1.5%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Vibra Energia SA	22,544	160,325
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
PRIO SA/Brazil (b)	2,213	26,564
Industrials - 0.2%
Ground Transportation - 0.2%
Localiza Rent a Car SA	16,892	125,329
Localiza Rent a Car SA (PN)	408	2,940
TOTAL INDUSTRIALS		128,269
Materials - 0.4%
Metals & Mining - 0.4%
Wheaton Precious Metals Corp (United States)	1,840	200,615
Utilities - 0.6%
Electric Utilities - 0.6%
Axia Energia SA	13,317	138,762
Equatorial SA	24,286	185,218
TOTAL UTILITIES		323,980
TOTAL BRAZIL		839,753
CANADA - 4.8%
Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Cameco Corp	937	80,863
Canadian Natural Resources Ltd	13,560	645,958
Imperial Oil Ltd	4,631	600,410
TOTAL ENERGY		1,327,231
Financials - 0.1%
Capital Markets - 0.1%
TMX Group Ltd	1,678	61,334
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.5%
Celestica Inc (b)	871	288,213
IT Services - 0.3%
Shopify Inc Class A (b)	1,331	155,882
TOTAL INFORMATION TECHNOLOGY		444,095
Materials - 1.4%
Metals & Mining - 1.4%
Franco-Nevada Corp	3,598	765,465
TOTAL CANADA		2,598,125
CHILE - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Antofagasta PLC	6,974	343,541
CHINA - 8.1%
Communication Services - 2.0%
Interactive Media & Services - 2.0%
Tencent Holdings Ltd	17,618	1,067,540
Consumer Discretionary - 1.4%
Automobile Components - 0.0%
Zhejiang Yinlun Machinery Co Ltd A Shares (China)	6,200	35,301
Automobiles - 0.4%
BYD Co Ltd H Shares	16,743	201,004
Broadline Retail - 0.6%
Alibaba Group Holding Ltd	23,061	344,045
Hotels, Restaurants & Leisure - 0.2%
H World Group Ltd ADR	2,169	92,595
Household Durables - 0.2%
Haier Smart Home Co Ltd H Shares	39,149	112,818
TOTAL CONSUMER DISCRETIONARY		785,763
Consumer Staples - 0.3%
Beverages - 0.3%
Eastroc Beverage Group Co Ltd A Shares (China)	3,450	69,446
Kweichow Moutai Co Ltd A Shares (China)	542	108,427
TOTAL CONSUMER STAPLES		177,873
Financials - 1.3%
Banks - 0.7%
China Construction Bank Corp H Shares	338,305	397,300
Insurance - 0.6%
China Life Insurance Co Ltd H Shares	50,837	189,284
Ping An Insurance Group Co of China Ltd H Shares	17,689	132,289
		321,573
TOTAL FINANCIALS		718,873
Health Care - 0.6%
Life Sciences Tools & Services - 0.3%
Wuxi Apptec Co Ltd H Shares (d)(e)	8,161	167,229
Pharmaceuticals - 0.3%
Hansoh Pharmaceutical Group Co Ltd (d)(e)	37,909	155,553
TOTAL HEALTH CARE		322,782
Industrials - 2.0%
Electrical Equipment - 1.4%
Contemporary Amperex Technology Co Ltd A Shares (China)	9,981	584,405
Sieyuan Electric Co Ltd A Shares (China)	6,300	146,048
		730,453
Machinery - 0.6%
Airtac International Group	4,582	187,938
Shenzhen Inovance Technology Co Ltd A Shares (China)	16,822	159,616
		347,554
TOTAL INDUSTRIALS		1,078,007
Materials - 0.5%
Metals & Mining - 0.5%
Aluminum Corp of China Ltd H Shares	65,635	70,804
MMG Ltd (b)	46,134	49,355
Zijin Mining Group Co Ltd H Shares	33,079	140,205
TOTAL MATERIALS		260,364
TOTAL CHINA		4,411,202
DENMARK - 0.8%
Industrials - 0.8%
Air Freight & Logistics - 0.8%
DSV A/S	2,050	444,504
FINLAND - 0.3%
Information Technology - 0.3%
Communications Equipment - 0.3%
Nokia Oyj ADR	15,478	141,469
FRANCE - 5.2%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Orange SA	13,005	248,496
Consumer Staples - 0.3%
Food Products - 0.3%
Danone SA	2,275	177,133
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Gaztransport Et Technigaz SA	769	173,541
Financials - 0.8%
Insurance - 0.8%
AXA SA	8,556	443,394
Industrials - 2.1%
Aerospace & Defense - 1.4%
Safran SA	1,972	769,526
Electrical Equipment - 0.7%
Legrand SA	2,359	357,444
TOTAL INDUSTRIALS		1,126,970
Materials - 1.2%
Chemicals - 1.2%
Air Liquide SA	3,393	667,966
TOTAL FRANCE		2,837,500
GERMANY - 4.3%
Financials - 1.0%
Capital Markets - 0.9%
Deutsche Boerse AG	1,548	468,226
Insurance - 0.1%
Allianz SE	193	96,256
TOTAL FINANCIALS		564,482
Health Care - 0.5%
Health Care Providers & Services - 0.5%
Fresenius SE & Co KGaA	5,335	273,890
Industrials - 1.9%
Aerospace & Defense - 0.5%
Rheinmetall AG	197	258,974
Electrical Equipment - 0.8%
Siemens Energy AG	2,593	440,864
Industrial Conglomerates - 0.6%
Siemens AG	946	308,337
TOTAL INDUSTRIALS		1,008,175
Materials - 0.6%
Construction Materials - 0.6%
Heidelberg Materials AG	1,705	316,545
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Vonovia SE	2,641	64,045
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	1,677	110,577
TOTAL GERMANY		2,337,714
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
AIA Group Ltd	5,156	52,103
Prudential PLC	9,461	142,302

TOTAL HONG KONG		194,405
HUNGARY - 0.7%
Financials - 0.5%
Banks - 0.5%
OTP Bank Nyrt	1,764	261,037
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	2,904	108,305
TOTAL HUNGARY		369,342
INDIA - 3.8%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Bharti Airtel Ltd	8,753	180,951
Consumer Discretionary - 0.3%
Automobiles - 0.1%
Mahindra & Mahindra Ltd	1,994	71,041
Hotels, Restaurants & Leisure - 0.2%
MakeMyTrip Ltd (b)	1,793	102,111
TOTAL CONSUMER DISCRETIONARY		173,152
Financials - 2.1%
Banks - 1.8%
HDFC Bank Ltd/Gift City ADR	19,459	465,654
ICICI Bank Ltd ADR	15,553	466,435
		932,089
Consumer Finance - 0.3%
Bajaj Finance Ltd	11,175	133,692
TOTAL FINANCIALS		1,065,781
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Max Healthcare Institute Ltd	6,001	69,107
Industrials - 0.8%
Construction & Engineering - 0.8%
Larsen & Toubro Ltd	10,912	450,585
Materials - 0.2%
Construction Materials - 0.2%
JK Cement Ltd	1,561	89,088
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
NTPC Ltd	6,306	22,955
TOTAL INDIA		2,051,619
INDONESIA - 0.7%
Consumer Staples - 0.1%
Food Products - 0.1%
First Resources Ltd	25,947	68,587
Financials - 0.6%
Banks - 0.6%
Bank Central Asia Tbk PT	954,145	335,388
TOTAL INDONESIA		403,975
IRELAND - 0.8%
Industrials - 0.8%
Building Products - 0.8%
Kingspan Group PLC	4,786	442,898
ISRAEL - 0.6%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Teva Pharmaceutical Industries Ltd ADR (b)	6,711	234,952
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Next Vision Stabilized Systems Ltd	879	68,301
TOTAL ISRAEL		303,253
ITALY - 2.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA/Milano (b)	5,946	50,416
Consumer Staples - 0.3%
Beverages - 0.3%
Coca-Cola HBC AG	2,058	138,961
Financials - 1.9%
Banks - 1.9%
FinecoBank Banca Fineco SpA	4,693	128,204
Intesa Sanpaolo SpA	20,056	151,231
UniCredit SpA	7,731	727,554
TOTAL FINANCIALS		1,006,989
TOTAL ITALY		1,196,366
JAPAN - 13.2%
Consumer Discretionary - 1.4%
Automobile Components - 0.3%
Sumitomo Electric Industries Ltd	10,188	139,848
Household Durables - 0.8%
Panasonic Holdings Corp	16,189	435,900
Specialty Retail - 0.3%
Fast Retailing Co Ltd	386	189,694
TOTAL CONSUMER DISCRETIONARY		765,442
Consumer Staples - 0.7%
Food Products - 0.4%
Ajinomoto Co Inc	7,376	230,174
Tobacco - 0.3%
Japan Tobacco Inc	3,372	151,216
TOTAL CONSUMER STAPLES		381,390
Financials - 3.5%
Banks - 2.9%
Mitsubishi UFJ Financial Group Inc	29,067	652,388
Mizuho Financial Group Inc	4,097	210,303
Sumitomo Mitsui Financial Group Inc	16,085	688,873
		1,551,564
Insurance - 0.6%
Tokio Marine Holdings Inc	6,751	344,286
TOTAL FINANCIALS		1,895,850
Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
Hoya Corp	2,071	321,184
Industrials - 4.0%
Industrial Conglomerates - 1.3%
Hitachi Ltd	21,596	714,912
Machinery - 2.0%
Ebara Corp	6,987	244,076
Kawasaki Heavy Industries Ltd	15,546	269,970
Mitsubishi Heavy Industries Ltd	21,817	516,133
		1,030,179
Trading Companies & Distributors - 0.7%
ITOCHU Corp	30,525	386,395
TOTAL INDUSTRIALS		2,131,486
Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
Advantest Corp	3,166	646,712
Disco Corp	668	245,527
Kioxia Holdings Corp (b)	360	105,214
Lasertec Corp	549	130,810
Renesas Electronics Corp	12,860	278,207
TOTAL INFORMATION TECHNOLOGY		1,406,470
Materials - 0.4%
Chemicals - 0.4%
Shin-Etsu Chemical Co Ltd	6,657	242,674
TOTAL JAPAN		7,144,496
KOREA (SOUTH) - 6.6%
Consumer Staples - 0.1%
Personal Care Products - 0.1%
APR Corp/Korea	322	71,409
Financials - 0.1%
Banks - 0.1%
KB Financial Group Inc ADR	524	61,737
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Samsung Biologics Co Ltd (b)(d)(e)	71	73,068
Industrials - 0.2%
Aerospace & Defense - 0.2%
Korea Aerospace Industries Ltd	1,002	88,398
Information Technology - 6.1%
Semiconductors & Semiconductor Equipment - 2.4%
SK Hynix Inc	1,118	1,331,095
Technology Hardware, Storage & Peripherals - 3.7%
Samsung Electronics Co Ltd	10,698	1,946,149
TOTAL INFORMATION TECHNOLOGY		3,277,244
TOTAL KOREA (SOUTH)		3,571,856
MEXICO - 1.3%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series B	177,466	226,142
Consumer Staples - 0.4%
Beverages - 0.1%
Fomento Economico Mexicano SAB de CV unit	4,755	60,798
Consumer Staples Distribution & Retail - 0.3%
BBB Foods Inc Class A (b)	3,257	134,612
TOTAL CONSUMER STAPLES		195,410
Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	5,304	61,427
Materials - 0.4%
Construction Materials - 0.4%
Cemex SAB de CV unit	200,256	237,146
TOTAL MEXICO		720,125
NETHERLANDS - 3.3%
Information Technology - 3.3%
Semiconductors & Semiconductor Equipment - 3.3%
ASM International NV	360	332,605
ASML Holding NV depository receipt	900	1,466,100

TOTAL NETHERLANDS		1,798,705
PANAMA - 0.1%
Industrials - 0.1%
Passenger Airlines - 0.1%
Copa Holdings SA Class A	385	54,370
PERU - 0.8%
Financials - 0.8%
Banks - 0.8%
Credicorp Ltd	1,113	445,846
PORTUGAL - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	1,178	26,747
Financials - 0.3%
Banks - 0.3%
Banco Comercial Portugues SA	129,685	159,267
TOTAL PORTUGAL		186,014
SAUDI ARABIA - 0.9%
Financials - 0.9%
Banks - 0.9%
Al Rajhi Bank	18,240	303,798
Saudi National Bank/The	19,763	206,286

TOTAL SAUDI ARABIA		510,084
SINGAPORE - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (b)	361	38,533
SOUTH AFRICA - 1.2%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Naspers Ltd Class N	3,301	173,325
Financials - 0.7%
Banks - 0.5%
Capitec Bank Holdings Ltd	949	270,783
Financial Services - 0.2%
FirstRand Ltd	20,120	120,175
TOTAL FINANCIALS		390,958
Materials - 0.2%
Chemicals - 0.1%
Sasol Ltd (b)	5,696	66,982
Metals & Mining - 0.1%
Impala Platinum Holdings Ltd	3,490	37,935
TOTAL MATERIALS		104,917
TOTAL SOUTH AFRICA		669,200
SPAIN - 3.7%
Financials - 3.2%
Banks - 3.2%
Banco Santander SA	64,105	910,580
CaixaBank SA	58,923	853,754
TOTAL FINANCIALS		1,764,334
Utilities - 0.5%
Electric Utilities - 0.5%
Iberdrola SA	10,734	255,604
TOTAL SPAIN		2,019,938
SWEDEN - 2.8%
Financials - 1.4%
Financial Services - 1.4%
Investor AB B Shares	17,257	744,852
Health Care - 0.2%
Biotechnology - 0.2%
Swedish Orphan Biovitrum AB B Shares (b)	1,776	87,772
Industrials - 1.2%
Building Products - 0.7%
Assa Abloy AB B Shares	9,760	361,918
Machinery - 0.5%
Indutrade AB	12,050	302,193
TOTAL INDUSTRIALS		664,111
TOTAL SWEDEN		1,496,735
SWITZERLAND - 2.5%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	841	198,586
Financials - 2.1%
Capital Markets - 1.1%
UBS Group AG	10,963	577,000
Insurance - 1.0%
Zurich Insurance Group AG	742	565,185
TOTAL FINANCIALS		1,142,185
TOTAL SWITZERLAND		1,340,771
TAIWAN - 9.6%
Industrials - 0.4%
Electrical Equipment - 0.4%
Bizlink Holding Inc	3,664	238,187
Information Technology - 9.2%
Electronic Equipment, Instruments & Components - 0.6%
Delta Electronics Inc	3,776	191,699
Elite Material Co Ltd	485	71,239
Yageo Corp	5,240	81,429
		344,367
Semiconductors & Semiconductor Equipment - 8.6%
ASE Technology Holding Co Ltd ADR (c)	3,881	136,495
eMemory Technology Inc	587	44,973
MediaTek Inc	3,243	356,887
Taiwan Semiconductor Manufacturing Co Ltd	54,986	4,127,695
		4,666,050
TOTAL INFORMATION TECHNOLOGY		5,010,417
TOTAL TAIWAN		5,248,604
TURKEY - 0.3%
Industrials - 0.3%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	16,926	121,908
Electrical Equipment - 0.1%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	8,992	55,918
TOTAL TURKEY		177,826
UNITED ARAB EMIRATES - 0.8%
Energy - 0.3%
Energy Equipment & Services - 0.3%
ADNOC Drilling Co PJSC	101,434	160,726
Financials - 0.5%
Banks - 0.5%
Abu Dhabi Commercial Bank PJSC	70,180	286,605
TOTAL UNITED ARAB EMIRATES		447,331
UNITED KINGDOM - 9.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Zegona Communications plc	8,656	170,559
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 1.0%
Compass Group PLC	15,720	498,481
Leisure Products - 0.3%
Games Workshop Group PLC	729	187,856
TOTAL CONSUMER DISCRETIONARY		686,337
Consumer Staples - 1.4%
Tobacco - 1.4%
British American Tobacco PLC ADR	8,488	514,797
Imperial Brands PLC	6,455	245,767
TOTAL CONSUMER STAPLES		760,564
Financials - 1.7%
Banks - 1.7%
Lloyds Banking Group PLC	275,816	426,375
NatWest Group PLC	54,584	519,226
TOTAL FINANCIALS		945,601
Health Care - 0.7%
Pharmaceuticals - 0.7%
Astrazeneca PLC	2,311	393,443
Industrials - 3.6%
Aerospace & Defense - 2.9%
BAE Systems PLC	23,830	672,528
Rolls-Royce Holdings PLC	45,687	903,793
		1,576,321
Trading Companies & Distributors - 0.7%
Diploma PLC	3,625	357,626
TOTAL INDUSTRIALS		1,933,947
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Halma PLC	3,280	156,048
Utilities - 0.4%
Electric Utilities - 0.4%
SSE PLC	7,155	226,228
TOTAL UNITED KINGDOM		5,272,727
UNITED STATES - 4.8%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
InterContinental Hotels Group PLC	2,197	353,058
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Shell PLC	9,412	429,198
Health Care - 0.8%
Pharmaceuticals - 0.8%
Roche Holding AG	1,040	454,875
Industrials - 1.7%
Electrical Equipment - 1.7%
Schneider Electric SE	2,713	906,013
Materials - 0.9%
Construction Materials - 0.9%
Holcim AG	5,243	475,628
TOTAL UNITED STATES		2,618,772
TOTAL COMMON STOCKS (Cost $44,958,496)		54,012,733

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/1/2026 (g) (Cost $29,815)	3.68	30,000	29,819

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	250,172	250,222
Fidelity Securities Lending Cash Central Fund (h)(i)	3.72	67,443	67,450
TOTAL MONEY MARKET FUNDS (Cost $317,672)			317,672

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $45,305,983)	54,360,224
NET OTHER ASSETS (LIABILITIES) - 0.1%	37,567
NET ASSETS - 100.0%	54,397,791

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	1	9/2026	159,115	3,117

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $395,850 or 0.7% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $395,850 or 0.7% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,819.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	194,156	9,710,095	9,654,041	7,365	12	-	250,222	250,172
Fidelity Securities Lending Cash Central Fund	-	421,393	353,943	6	-	-	67,450	67,443
	194,156	10,131,488	10,007,984	7,371	12	-	317,672

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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